CONTINGENTLY CONVERTIBLE DEBT (Details) - EUR (€) € in Millions		12 Months Ended
	Dec. 09, 2015	Dec. 31, 2015
Contingently Convertible Details Textuasl
Amount of Contingently Convertible securities issued by the Bank in the name of HFSF	€ 2,029
Number of ordinary shares from CoCos conversion	7,846,240,000
Per Annum Return of Contingently Convertible Securities	8.00%
Mid-Swap Rate years		7 years
Maximum percent of CET1 ratio of the Bank on a consolidated or a solo basis	7.00%
Dividing percentage of the period Outstanding Contingently Convertible Securities nominal value	116.00%